PRO FORMA FINANCIAL INFORMATION - Additional information (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Revenue
Total Revenue		$ 27,917,672	$ 25,179,964	$ 120,425,251		$ 90,601,541
Expenses
Medical Expenses		18,438,612	16,157,366	67,014,557		51,622,064
Administrative Fee				17,003,977		13,237,389
Selling, General and Administrative Expenses		7,673,377	5,524,251	27,107,059		19,176,227
Total Operating Expenses		26,111,989	21,681,617	111,125,593		84,035,680
Interest expense		503,987	327,470	1,728,024		720,398
Net Income (Loss)		1,301,696	3,170,877	7,571,634		5,845,463
Net Income (Loss) Attributable to Noncontrolling Interests			(89,932)	(29,269)		(173,194)
Net Income Attributable to Controlling Interests		$ 1,301,696	$ 3,260,810	$ 7,600,903		$ 6,018,657
Net Income per Unit- Basic and Diluted		$ 6,508	$ 16,304	$ 38,005		$ 30,093
Other Patient Service Revenue [Member]
Revenue
Total Revenue				$ 369,939		$ 491,859
Capitated Revenue [Member]
Revenue
Total Revenue				120,055,312		90,109,682
Scenario, Adjustment [Member]
Revenue
Total Revenue				7,104,112	[1]	7,897,179	[2]
Expenses
Medical Expenses				3,958,090	[1]	5,096,579	[2]
Selling, General and Administrative Expenses				1,663,158	[1]	1,729,189	[2]
Total Operating Expenses				5,621,248	[1]	6,825,767	[2]
Net Income (Loss)				1,482,864	[1]	1,071,412	[2]
Scenario, Adjustment [Member] | Capitated Revenue [Member]
Revenue
Total Revenue				7,104,112	[1]	7,897,179	[2]
Pro Forma [Member]
Revenue
Total Revenue				127,529,363		106,365,463
Expenses
Medical Expenses				70,972,647		61,955,341
Administrative Fee				17,003,977		13,237,389
Selling, General and Administrative Expenses				28,770,217		22,164,095
Total Operating Expenses				116,746,841		97,356,824
Interest expense				1,728,024		720,398
Net Income (Loss)				9,054,498		8,288,241
Net Income (Loss) Attributable to Noncontrolling Interests				(29,269)		(173,194)
Net Income Attributable to Controlling Interests				$ 9,083,767		$ 8,461,435
Net Income per Unit- Basic and Diluted				$ 45,419		$ 42,307
Pro Forma [Member] | Other Patient Service Revenue [Member]
Revenue
Total Revenue				$ 369,939		$ 491,859
Pro Forma [Member] | Capitated Revenue [Member]
Revenue
Total Revenue				$ 127,159,424		105,873,604
Tamarac | Scenario, Adjustment [Member]
Revenue
Total Revenue	[2]					7,866,743
Expenses
Medical Expenses	[2]					5,236,698
Selling, General and Administrative Expenses	[2]					1,258,679
Total Operating Expenses	[2]					6,495,377
Net Income (Loss)	[2]					1,371,366
Tamarac | Scenario, Adjustment [Member] | Capitated Revenue [Member]
Revenue
Total Revenue	[2]					$ 7,866,743

[1]	The pro forma adjustments include the revenue and expenses of the acquired company assuming the transaction was completed on January 1, 2019. The pro forma adjustments detailed above represent the activity of Havana II from January 1, 2020 to the date of acquisition.
[2]	The pro forma adjustments include the revenue and expenses of the acquired companies assuming the transactions were completed on January 1, 2019. The pro forma adjustments detailed above represent the activity of Tamarac from January 1, 2019 to the date of acquisition and Havana II from January 1, 2019 to December 31 2019